Note 10 - Intangible Assets, Net - Goodwill Allocated by CGU (Details) $ in Millions	Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Goodwill	$ 1,320
OCTG (USA) [member]
Statement Line Items [Line Items]
Goodwill	225
Tamsa (Hydril and other) [member]
Statement Line Items [Line Items]
Goodwill	365
Siderca (Hydril and other) [member]
Statement Line Items [Line Items]
Goodwill	358
Hydril [member]
Statement Line Items [Line Items]
Goodwill	309
CONFAB INDUSTRIAL S.A. and subsidiaries [member]
Statement Line Items [Line Items]
Goodwill
Coiled Tubing [member]
Statement Line Items [Line Items]
Goodwill	4
Other CGU [member]
Statement Line Items [Line Items]
Goodwill	59
Tubes [member]
Statement Line Items [Line Items]
Goodwill	171
Tubes [member] | OCTG (USA) [member]
Statement Line Items [Line Items]
Goodwill
Tubes [member] | Tamsa (Hydril and other) [member]
Statement Line Items [Line Items]
Goodwill	19
Tubes [member] | Siderca (Hydril and other) [member]
Statement Line Items [Line Items]
Goodwill	93
Tubes [member] | Hydril [member]
Statement Line Items [Line Items]
Goodwill
Tubes [member] | CONFAB INDUSTRIAL S.A. and subsidiaries [member]
Statement Line Items [Line Items]
Goodwill
Tubes [member] | Coiled Tubing [member]
Statement Line Items [Line Items]
Goodwill
Tubes [member] | Other CGU [member]
Statement Line Items [Line Items]
Goodwill	59
Tubes [member] | Maverick acquisition [member]
Statement Line Items [Line Items]
Goodwill	225
Tubes [member] | Maverick acquisition [member] | OCTG (USA) [member]
Statement Line Items [Line Items]
Goodwill	225
Tubes [member] | Maverick acquisition [member] | Tamsa (Hydril and other) [member]
Statement Line Items [Line Items]
Goodwill
Tubes [member] | Maverick acquisition [member] | Siderca (Hydril and other) [member]
Statement Line Items [Line Items]
Goodwill
Tubes [member] | Maverick acquisition [member] | Hydril [member]
Statement Line Items [Line Items]
Goodwill
Tubes [member] | Maverick acquisition [member] | CONFAB INDUSTRIAL S.A. and subsidiaries [member]
Statement Line Items [Line Items]
Goodwill
Tubes [member] | Maverick acquisition [member] | Coiled Tubing [member]
Statement Line Items [Line Items]
Goodwill
Tubes [member] | Maverick acquisition [member] | Other CGU [member]
Statement Line Items [Line Items]
Goodwill
Tubes [member] | Hydrill acquisition [member]
Statement Line Items [Line Items]
Goodwill	920
Tubes [member] | Hydrill acquisition [member] | OCTG (USA) [member]
Statement Line Items [Line Items]
Goodwill
Tubes [member] | Hydrill acquisition [member] | Tamsa (Hydril and other) [member]
Statement Line Items [Line Items]
Goodwill	346
Tubes [member] | Hydrill acquisition [member] | Siderca (Hydril and other) [member]
Statement Line Items [Line Items]
Goodwill	265
Tubes [member] | Hydrill acquisition [member] | Hydril [member]
Statement Line Items [Line Items]
Goodwill	309
Tubes [member] | Hydrill acquisition [member] | CONFAB INDUSTRIAL S.A. and subsidiaries [member]
Statement Line Items [Line Items]
Goodwill
Tubes [member] | Hydrill acquisition [member] | Coiled Tubing [member]
Statement Line Items [Line Items]
Goodwill
Tubes [member] | Hydrill acquisition [member] | Other CGU [member]
Statement Line Items [Line Items]
Goodwill
All other segments [member] | Maverick acquisition [member]
Statement Line Items [Line Items]
Goodwill	4
All other segments [member] | Maverick acquisition [member] | OCTG (USA) [member]
Statement Line Items [Line Items]
Goodwill
All other segments [member] | Maverick acquisition [member] | Tamsa (Hydril and other) [member]
Statement Line Items [Line Items]
Goodwill
All other segments [member] | Maverick acquisition [member] | Siderca (Hydril and other) [member]
Statement Line Items [Line Items]
Goodwill
All other segments [member] | Maverick acquisition [member] | Hydril [member]
Statement Line Items [Line Items]
Goodwill
All other segments [member] | Maverick acquisition [member] | CONFAB INDUSTRIAL S.A. and subsidiaries [member]
Statement Line Items [Line Items]
Goodwill
All other segments [member] | Maverick acquisition [member] | Coiled Tubing [member]
Statement Line Items [Line Items]
Goodwill	4
All other segments [member] | Maverick acquisition [member] | Other CGU [member]
Statement Line Items [Line Items]
Goodwill